Employee Benefit Plans (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension	$ 300	$ 200	$ 600	$ 400
Employer contribution (percent)			4.00%
Employer contributions	$ 100	$ 100	$ 200	$ 100